DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
DEBENTURES.
Schedule of debentures

	General	Quantity as of December 31, 2024
Issuance	Meeting	Issued	Held in treasury	Maturity	2024	2023
14th	August 26, 2014	20,000	20,000	August 30, 2034	—	—
16th	April 25, 2019	800,000	—	May 6, 2026	812,957	813,633
17th	May 29, 2024	1,500,000	—	May 29, 2029	1,510,163	—
18th	December 10, 2024	1,500,000	—	December 10, 2028	1,505,343	—
Total Consolidated					3,828,463	813,633

Current					37,988	14,421
Non-current					3,790,475	799,212

Schedule of amortization of long term debentures

	2024	2023
2026	799,538	799,212
2028	1,495,447	—
2029 on	1,495,490	—
	3,790,475	799,212